Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 608,700	$ 444,420	$ 132,803
Trade accounts receivable, net	169,082	109,795	78,843
Accounts receivable - related party	2,303	4,506	4,506
Prepaid expenses	109,098	64,603	32,239
Total current assets	889,183	623,324	248,391
OTHER ASSETS
Property and equipment, net	129,343	127,503	141,080
Investment		0	10,000
Customer relationships, net	19,644	22,450	33,675
Proprietary content, net	377,414	393,824	459,463
Trade name	69,300	69,300	69,300
Non-compete agreements, net	14,465	15,780	21,040
Trademarks	30,085	30,085	22,592
Goodwill	1,094,702	1,094,702	1,094,702
Total assets	2,624,136	2,376,968	2,100,243
CURRENT LIABILITIES
Accounts payable - trade	70,318	51,814	27,229
Accrued expenses	84,423	122,552	103,654
Deferred revenue	50,272	95,601	32,739
Line of credit		0	19,732
Notes payable	54,376	165,562	93,397
Pre-merger payables		0	99,056
Total current liabilities	259,389	435,529	375,807
Notes payable	821,008	281,031	0
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value; 300,000,000 shares authorized; 35,737,900 shares issued and outstanding as of September 30, 2017 and 34,862,900 shares issued and outstanding as of September 30, 2016	35,838	35,738	34,863
Additional paid-in capital	5,833,752	5,679,668	4,768,596
Accumulated deficit	(4,325,851)	(4,054,998)	(3,079,023)
Total stockholders' equity	1,543,739	1,660,408	1,724,436
Liabilities and Stockholders Equity	$ 2,624,136	$ 2,376,968	$ 2,100,243